EATON VANCE MUTUAL FUNDS TRUST
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109
                            Telephone: (617) 482-8260
                            Telecopy: (617) 338-8054


                                  CERTIFICATION


     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Mutual Funds Trust (the "Registrant") (1933 Act File No. 2-90946) certifies (a) that the forms of prospectuses and statements of additional information dated March 1, 2005 with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 103 ("Amendment No. 103") to the Registrant's Registration Statement on Form N-1A, and (b) that Amendment No. 103 was filed electronically with the Commission (Accession No. 0000940394-05-000195) on February 28, 2005.

                        Eaton Vance Equity Research Fund
                         Eaton Vance Floating-Rate Fund
                  Eaton Vance Floating-Rate & High Income Fund
                     Eaton Vance Government Obligations Fund
                          Eaton Vance High Income Fund
                          Eaton Vance Low Duration Fund
                        Eaton Vance Strategic Income Fund
              Eaton Vance Tax-Managed Equity Asset Allocation Fund
                Eaton Vance Tax-Managed International Equity Fund
                    Eaton Vance Tax-Managed Mid-Cap Core Fund
               Eaton Vance Tax-Managed Multi-Cap Opportunity Fund
                      Eaton Vance Small-Cap Growth Fund 1.1
                      Eaton Vance Small-Cap Growth Fund 1.2
                  Eaton Vance Tax-Managed Small-Cap Value Fund
                       Eaton Vance Tax-Managed Value Fund


                                        EATON VANCE MUTUAL FUNDS TRUST


                                        By:  /s/ Alan R. Dynner
                                             --------------------------------
                                             Alan R. Dynner, Esq.
                                             Secretary


Dated:  March 2, 2005